FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK MANAGEMENT [Abstract]
Fixed-Rate and Floating-Rate Financial Assets and Liabilities
The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2022 and 2021:

	Financial assets		Financial liabilities (1)
	2022	2021	2022	2021
Fix interest rate	39,323,688	43,932,998	86,048,279	96,533,363
Variable interest rate	2,665,814	34,048,991	-	-
Total	41,989,502	77,981,989	86,048,279	96,533,363

(1)	Includes 2018 Notes. For further information see Note 13 to the Consolidated Financial Statements.

Provision for Losses
On this basis, the provision for losses for the year ended December 31, 2022 for trade receivables was determined as follows:

Ratio	Non-due	90 days	120 days	180 days	+240 days
Natural Gas Transportation segment	0%	0.50%	5%	10%	100%
Other segments	0%	0.25%	2%	5%	100%

Current and Non-Current Sales Receivables
As of December 31, 2022 and 2021, current and non-current sales receivables, net of allowance for doubtful accounts, amounted to:

	2022	2021
Current trade receivables	17,071,816	20,951,996
Allowances for doubful accounts (1)	(132,521)	(258,142)
Total	16,939,295	20,693,854

(1)	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).

Significant Customers

In the ordinary course of business, the Company provides natural gas transportation services mainly to natural gas distribution companies, CAMMESA and Pampa Energía. The amounts of net sales made to the principal customers to which Natural Gas Transportation services were provided in the years ended December 31,2022, 2021 and 2020 and the sales receivable balances (net of allowances) as of December 31, 2022 and 2021 are set forth below:

	2022		2021		2020
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
MetroGas	10,355,756	768,193	11,821,815	2,809,625	17,330,099
Camuzzi Gas Pampeana S.A.	7,668,510	567,671	8,708,964	681,780	12,813,975
Naturgy Argentina	6,286,027	483,552	7,051,418	586,216	10,358,472
CAMMESA	3,795,168	1,380,126	5,400,240	1,194,018	6,887,604
Pampa Energía	1,471,413	111,450	1,666,555	637,807	2,473,548
Camuzzi Gas del Sur S.A.	1,816,770	118,208	2,012,977	294,958	3,066,612

The amounts of Liquids Production and Marketing net sales made to major customers during the years ended December 31, 2022, 2021 and 2020 and sales receivable balances (net of allowances) as of December 31, 2022 and 2021 are set forth below:

	2022		2021		2020
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
PBB Polisur	25,589,826	3,569,289	26,657,675	2,778,544	27,355,042
Petredec	-	-	-	-	2,032,373
Geogas Trading S.A.	3,668,557	-	7,402,250	5,235,421	845,467
Italgas S.A.	-	-	295,028	-	1,165,237
YPF	2,598,667	160,887	3,700,237	66,832	2,862,061
Petrobras Global Trading BV	280,416	-	10,953,530	-	13,263,199
Trafigura Beheer	15,968,772	898,027	13,490,509	1,347,151	-
Pampa Energía	3,583,230	281,774	4,996,215	659,046	-

Maturities of Financial Assets
Below is a detail of the maturities of the financial assets included in (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables and  (iv) other receivables as of December 31, 2022 and 2021:

December 31, 2022
	Cash and cash equivalents	Other financial assets	Credits (1) (2)
Without specified maturity	2,988,946	39,289,630	40,389
With specified maturity
Overdue
Until 12-31-2021	-	-	173,477
From 01-01-22 to 03-31-22	-	-	8,167
From 04-01-22 to 06-30-22	-	-	26,427
From 07-01-22 to 09-30-22	-	-	22,530
From 10-01-22 to 12-31-22	-	-	1,449,545
Total overdue	-	-	1,680,146

Non-due
From 01-01-23 to 03-31-23	-	192	19,536,293
From 04-01-23 to 06-30-23	-	192	113,994
From 07-01-23 to 09-30-23	-	1,054	57,932
From 10-01-23 to 12-31-23	-	-	3,753
During 2024	-	40,162,283	14,026
During 2025	-	-	-
During 2026	-	-	-
From 2027 onwards	-	-	-
Total non-due	-	40,163,721	19,725,998
Total with specified maturity	-	40,163,721	21,406,144
Total	2,988,946	79,453,351	21,446,533

(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

December 31, 2021
	Cash and cash equivalents	Other financial assets	Credits (1) (2)
Without specified maturity	8,627,004	24,456,434	73,421
With specified maturity
Overdue
Until 12-31-2020	-	-	264,751
From 01-01-21 to 03-31-21	-	-	-
From 04-01-21 to 06-30-21	-	-	-
From 07-01-21 to 09-30-21	-	-	81,875
From 10-01-21 to 12-31-21	-	-	3,376,015
Total overdue	-	-	3,722,641

Non-due
From 01-01-22 to 03-31-22	-	1,350	19,607,691
From 04-01-22 to 06-30-22	-	1,143	587,968
From 07-01-22 to 09-30-22	-	732	112,848
From 10-01-22 to 12-31-22	-	497	939
During 2023	-	45,108,956	14,377
During 2024	-	-	-
During 2025	-	-	-
From 2026 onwards	-	-	-
Total non-due	-	45,112,678	20,323,823
Total with specified maturity	-	45,112,678	24,046,464
Total	8,627,004	69,569,112	24,119,885

(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

Maturities of Financial Liabilities
Below is a detail of the maturities of the Company’s financial liabilities corresponding to: commercial debts, remunerations, other debts and financial debts as of December 31, 2022 and 2021. The amounts presented in the tables represent contractual undiscounted cash flows and, therefore, do not correspond to the amounts presented in the statement of financial position. These estimates are made on the basis of information available at the end of each year and may not reflect actual amounts in the future. Therefore, the amounts shown are provided for illustrative purposes only:

December 31, 2022
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2021	-	230,673	-
From 01-01-22 to 03-31-22	-	311	-
From 04-01-22 to 06-30-22	-	311	-
From 07-01-22 to 09-30-22	-	311	-
From 10-01-22 to 12-31-22	-	311	133,549
Total overdue	-	231,917	133,549

Non-due
From 01-01-23 to 03-31-23	-	12,547,599	331,289
From 04-01-23 to 06-30-23	3,316,733	78,747	331,289
From 07-01-23 to 09-30-23	1,541,798	-	331,289
From 10-01-23 to 12-31-23	2,989,575	-	331,289
During 2024	5,979,150	-	1,325,334
During 2025	91,569,575	-	1,325,334
During 2026	-	-	791,728
From 2027 onwards	-	-	-
Total non-due	105,396,831	12,626,346	4,767,552
Total with specified maturity	105,396,831	12,858,263	4,901,101
Total	105,396,831	12,858,263	4,901,101

December 31, 2021
	Loans	Other financial liabilities	Financial leases
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2020	-	576,851	-
From 01-01-21 to 03-31-21	-	606	-
From 04-01-21 to 06-30-21	-	606	-
From 07-01-21 to 09-30-21	-	606	-
From 10-01-21 to 12-31-21	-	606	150,834
Total overdue	-	579,275	150,834

Non-due
From 01-01-22 to 03-31-22	82,329	14,066,957	374,170
From 04-01-22 to 06-30-22	3,376,545	82,164	374,170
From 07-01-22 to 09-30-22	-	-	374,170
From 10-01-22 to 12-31-22	3,376,545	-	374,170
During 2023	6,753,090	-	1,496,884
During 2024	6,753,090	-	1,496,884
During 2025	103,422,323	-	1,496,884
From 2026 onwards	-	-	894,210
Total non-due	123,763,922	14,149,121	6,881,542
Total with specified maturity	123,763,922	14,728,396	7,032,376
Total	123,763,922	14,728,396	7,032,376

Gearing Ratio
During the years ended December 31, 2022 and 2021, the gearing ratio was as follows:

	2022	2021
Total debt (Note 13)	94,614,065	102,421,012
Total equity	267,224,289	234,906,487
Total capital	361,838,354	337,327,499
Gearing Ratio	0.26	0.30

Categories of Financial Assets and Liabilities
The categorization of financial assets and liabilities as of December 31, 2022 and 2021 is included below:

	December 31, 2022
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	16,939,295	16,939,295
Other receivables	-	4,359,818	4,359,818
Financial assets at amortized cost	-	1,438	1,438
Financial assets at fair value through profit or loss	39,289,630	-	39,289,630
Cash and cash equivalents	2,665,814	323,132	2,988,946
Total current assets	41,955,444	21,623,683	63,579,127

NON-CURRENT ASSETS
Other receivables	-	14,899	14,899
Other financial assets at amortized cost	-	40,162,283	40,162,283
Total non-current assets	-	40,177,182	40,177,182
Total assets	41,955,444	61,800,865	103,756,309

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	10,524,936	10,524,936
Loans	-	3,919,929	3,919,929
Payroll and social security taxes payables	-	2,153,524	2,153,524
Other payables	-	286,555	286,555
Total current liabilities	-	16,884,944	16,884,944

NON-CURRENT LIABILITIES
Loans	-	90,694,136	90,694,136
Total non-current liabilities	-	90,694,136	90,694,136
Total liabilities	-	107,579,080	107,579,080

	2021
	Financial assets at fair value	Financial assets at amortirzed cost	Total
CURRENT ASSETS
Trade receivables	-	20,693,854	20,693,854
Other receivables	-	3,151,559	3,151,559
Financial assets at amortized cost	-	3,721	3,721
Financial assets at fair value through profit or loss	25,844,992	-	25,844,992
Cash and cash equivalents	8,197,972	429,032	8,627,004
Total current assets	34,042,964	24,278,166	58,321,130

NON-CURRENT ASSETS
Other receivables	-	16,330	16,330
Financial assets at amortized cost	-	43,720,399	43,720,399
Total non-current assets	-	43,736,729	43,736,729
Total assets	34,042,964	68,014,895	102,057,859

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	11,820,683	11,820,683
Loans	-	2,299,738	2,299,738
Derivative financial results	82,329	-	82,329
Payroll and social security taxes payables	-	2,279,022	2,279,022
Other payables	-	619,970	619,970
Total current liabilities	82,329	17,019,413	17,101,742

NON-CURRENT LIABILITIES
Loans	-	100,121,274	100,121,274
Total non-current liabilities	-	100,121,274	100,121,274
Total liabilities	82,329	117,140,687	117,223,016

Fair Value of Financial Assets and Liabilities
The table below shows different assets at their fair value classified by hierarchy as of December 31, 2022 and 2021:

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	2,665,814	-	-	2,665,814
Financial assets at fair value through profit or loss	39,289,630	-	-	39,289,630
Total	41,955,444	-	-	41,955,444

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	8,197,972	-	-	8,197,972
Financial assets at fair value through profit or loss	25,844,992	-	-	25,844,992
Total	34,042,964	-	-	34,042,964

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value
Derivative financial instruments	82,329	-	-	82,329
Total	82,329	-	-	82,329
The estimated fair value of Non-current loans is estimated based on quoted market prices (level 1). The following table reflects the carrying amount and estimated fair value of the 2018 Notes at December 31, 2022, based on their quoted market price:

	As of December 31, 2022
	Carrying amount	Fair value
2018 Notes	84,229,875	77,460,798